Net Defined Benefit Liabilities - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (248,047)	₩ (243,598)	₩ (225,667)
Interest expense	6,494	12,017	10,458
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	2,427,351	2,201,876
Current service cost	248,047	243,598
Interest expense	45,083	47,403
Benefit paid	(258,866)	(100,663)
Changes due to settlements of plan	1,075	910
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions	5,191	39
Actuarial gains and losses arising from changes in financial assumptions	17,077	11,773
Actuarial gains and losses arising from experience adjustments	57,703	19,465
Changes in scope of consolidation	14,051	2,950
Ending balance	₩ 2,556,712	₩ 2,427,351	₩ 2,201,876